Document and Entity Information	Oct. 06, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000884219
Document Type	8-K
Document Period End Date	Oct. 06, 2023
Entity Registrant Name	Viad Corp
Entity Incorporation State Country Code	DE
Entity File Number	001-11015
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	7000 East 1st Avenue
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251-4304
City Area Code	(602)
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.50 Par Value
Trading Symbol	VVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false